Investment in Unconsolidated Affiliate - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jun. 21, 2017 USD ($) board_member Location	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity		$ 63,600
Proceeds from non-controlling interest for investment in unconsolidated entity		$ 12,720
Carrier Enterprise I
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	35.00%
Ownership percentage by parent	80.00%
Ownership percentage, by non-controlling owners	20.00%
Investment in unconsolidated entity	$ 63,600
Contribution to investment in unconsolidated entity by controlling interest	50,880
Proceeds from non-controlling interest for investment in unconsolidated entity	$ 12,720
Russell Sigler Inc | Western United States [Member]
Schedule of Equity Method Investments [Line Items]
Number of locations | Location	30
Russell Sigler sales			$ 650,000
Russell Sigler Inc | Carrier Enterprise I
Schedule of Equity Method Investments [Line Items]
Ownership percentage needed for right to purchase up to 100%	85.00%
Total number of board members | board_member	6
Number of board members that can be appointed based on ownership | board_member	2